Loss Per Share (Details)	12 Months Ended
Dec. 31, 2018 shares
Loss Per Share [Line Items]
Diluted loss per	47,944,792
Series I Warrants [Member]
Loss Per Share [Line Items]
Dilutive effect of share options on number of ordinary shares	13,745,025
Series K Warrants [Member]
Loss Per Share [Line Items]
Dilutive effect of share options on number of ordinary shares	36,531,500
Warrants [Member]
Loss Per Share [Line Items]
Dilutive effect of share options on number of ordinary shares	70,807,407